Marketable debt securities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable Debt Securities Currency [Abstract]
Real	R$ 70,109,585	R$ 68,335,103	R$ 92,132,195
US dollar	4,516,647	1,911,909	7,645,542
Euro	0	0	65,218
Total	R$ 74,626,232	R$ 70,247,012	R$ 99,842,955